Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Tax reconciliation
Total tax expense (income)	€ 261,643,000	€ 150,520,000	€ 348,834,000	€ 332,088,000